Ordinary shares (Details) $ / shares in Units, ¥ in Millions, $ in Millions				1 Months Ended				3 Months Ended
		Dec. 11, 2015 CNY (¥) shares	Dec. 11, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥)	Aug. 06, 2015 USD ($)	Apr. 20, 2015 CNY (¥) shares	Apr. 20, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥) shares	Aug. 06, 2015 USD ($) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Ordinary share, shares authorized										5,000,000,000	5,000,000,000
Ordinary share, shares outstanding										296,444,579	293,965,131
Common Stock [Member]
Class of Stock [Line Items]
Ordinary share, shares outstanding	[1]									296,444,579	293,965,131	289,670,997	283,068,677
Original convertible note issued to Tencent [Member]
Class of Stock [Line Items]
Number of Class A ordinary shares issued as early repayment of portion of outstanding debt		4,300,000	4,300,000
Portion of outstanding debt principal repaid through issuance of Class A Ordinary shares		¥ 806.0	$ 125.0
Portion of accrued interest repaid with issuance of Class A ordinary shares		¥ 47.0	$ 7.3
Falcon View Technology ("Ganji") [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition						34,000,000	34,000,000
Total cash consideration given				¥ 2,800.0	$ 457.6	¥ 2,500.0	$ 412.2
Falcon View Technology ("Ganji") [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition								46,500,000	46,500,000
Total cash consideration given					$ 272.4			¥ 1,700.0
Total ordinary shares issued as committment for acquisition								46,500,000	46,500,000
Committed cash for acquisition								¥ 2,500.0	$ 406.7
Common Class A [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized										4,800,000,000	4,800,000,000	4,800,000,000
Ordinary share, par value per share | $ / shares										$ 0.00001
Ordinary share, shares outstanding										250,858,415	245,924,871	240,930,737
Common Class B [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized										200,000,000	200,000,000	200,000,000
Ordinary share, shares outstanding										45,586,164	48,040,260	48,740,260

[1]	Ordinary shares include Class A ordinary shares and Class B ordinary shares. Please refer to Note 22 for more detail.